Long-Term Debt	6 Months Ended
Jun. 30, 2019
Long-Term Debt [Abstract]
Long-Term Debt

8. Long-Term Debt

As of June 30, 2019 and December 31, 2018 the Partnership’s long-term debt consisted of the following:

	Bank loans	As of June 30, 2019	As of December 31, 2018	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	277,792	295,118	3.25%
	Total long-term debt	$277,792	$295,118
	Less: Deferred loan issuance costs	3,934	3,707
	Total long-term debt, net	$273,858	$291,411
	Less: Current portion of long-term debt	30,813	38,494
	Add: Current portion of deferred loan issuance costs	1,076	1,015
	Long-term debt, net	$244,121	$253,932

Details of the Partnership’s credit facilities are discussed in Note 7 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2018.

In connection with the DSS Transaction (Note 1), the Partnership prepaid an amount of $89,298 under the 2017 credit facility and fully repaid all amounts outstanding under the 2015 credit facility and the Aristaios credit facility. The aggregate amounts repaid were $146,517 plus accrued interest and breakage costs. The Partnership presents associated amounts of long-term debt outstanding as of December 31, 2018 and interest expense and amortization of deferred loan issuance costs for the six-month periods ended June 30, 2019 and 2018 relating to the Tanker Business contributed in the DSS Transaction within discontinued operations (Note 4).

In March 2019, in connection with the DSS Transaction (Note 1), the Partnership entered into a Deed of Amendment and Restatement agreement with its 2017 credit facility lenders. According to this agreement, the amended 2017 credit facility is payable in 19 equal quarterly installments of $7,703 beginning in April 2019 in addition to a balloon installment of $139,130, which is payable together with the final quarterly installment in the fourth quarter of 2023. All other terms and conditions remained unchanged.

During the six-month period ended June 30, 2019 the Partnership repaid the amount of $17,326 in line with the amortization schedule of its 2017 credit facility.

As of June 30, 2019 and December 31, 2018 the Partnership was in compliance with all financial debt covenants.

For the six-month periods ended June 30, 2019 and 2018, interest expense from continuing operations amounted to $8,426 and $8,715, respectively and the weighted average interest rate of the Partnership’s loan facilities was 6.0% and 5.2% respectively.